12. Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stock Warrant Activity
	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2018	162,500	$4.00
Warrants granted and assumed	20,000	$4.00
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, March 31, 2019	182,500	$4.00
Balance exercisable, March 31, 2019	182,500	$4.00

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2017	–	$–
Warrants granted and assumed	162,500	$4.00
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, December 31, 2018	162,500	$4.00
Balance exercisable, December 31, 2018	162,500	$4.00

Stock Option Activity
	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2018	500,833	$2.80
Options granted and assumed
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance outstanding, March 31, 2019	500,833	$2.80
Balance exercisable, March 31, 2019	500,833	$2.80

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2016	–	–
Options granted and assumed	2,500	$4.00
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance, December 31, 2017	2,500	$4.00
Options granted and assumed	498,333	$0.80
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance outstanding, December 31, 2018	500,833	2.80
Balance exercisable, December 31, 2018	388,333	$2.80